Columbia Variable Portfolio – Intermediate Bond Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	71,565	67,968
Total Asset-Backed Securities — Agency (Cost $72,399)			67,968

Asset-Backed Securities - Non-Agency 11.4%

ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	1,067,877	1,084,221
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	1,584,153	1,589,266
Apidos CLO XII(a),(b)
Series 2013-12A Class ARR
3-month Term SOFR + 1.080% Floor 1.080% 04/15/2031	5.398%	6,182,442	6,184,464
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	16,300,000	16,300,000
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.406%	5,159,414	5,159,610
Basswood Park CLO Ltd.(a),(b)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	5.053%	14,400,000	14,410,195
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% 04/15/2031	5.549%	2,497,193	2,498,856
EDGEX Issuer Trust(a)
Series 2025-1NN Class A
01/15/2031	5.410%	8,577,853	8,599,458
EDGEX Issuer Trust(a),(d)
Series 2025-1NN Class CERT
01/15/2031	0.000%	4,000,000	3,912,134
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	9,960,274	9,948,548
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	5,137,978	5,200,628
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-4A Class A2
12/17/2029	4.430%	3,960,477	3,972,415
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A2
06/25/2059	5.880%	2,231,827	2,253,576
Lendbuzz Securitization Trust(a)
Series 2025-2A Class A2
05/15/2030	5.180%	5,700,000	5,716,919
Marlette Funding Trust(a)
Subordinated Series 2023-1A Class C
04/15/2033	7.200%	4,572,687	4,599,062
MPOWER Education Trust(a)
Series 2025-1 Class A
12/22/2042	6.250%	10,000,000	10,000,000
Series 2025-A Class A
07/21/2042	6.620%	3,120,340	3,155,344
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	1,127,950	1,131,056
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% Floor 0.960% 04/16/2031	5.539%	5,810,071	5,810,634
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	6.044%	45,625,000	45,684,814
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	2,236,425	2,238,583
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	7,459,722	7,298,989
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	4,702,384	4,735,946
Series 2025-6 Class B
04/15/2033	4.883%	8,200,000	8,188,220
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	5,694,942	5,741,409
Subordinated Series 2024-10 Class C
06/15/2032	5.992%	7,713,470	7,773,979
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	5,895,141	5,960,955

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	5,954,874	6,043,949
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	6,856,908	6,886,902
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	5,483,080	5,512,950
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	6,707,945	6,727,905
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	5,184,415	5,202,013
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	4,785,879	4,850,527
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	5,364,280	5,436,495
Pagaya AI Debt Trust(a)
Series 2024-2 Class A
08/15/2031	6.319%	1,044,454	1,054,816
Series 2024-3 Class A
10/15/2031	6.258%	2,243,975	2,255,688
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	1,536,194	1,541,647
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	3,116,067	3,122,582
Subordinated Series 2023-7 Class C
07/15/2031	8.798%	3,616,490	3,640,907
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	6,294,350	6,373,009
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	3,145,195	3,177,250
Palmer Square Loan Funding Ltd.(a),(b)
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	5.656%	11,000,000	11,016,357
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	585,219	586,069
Series 2024-2A Class A
07/15/2031	5.880%	3,265,215	3,274,834
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	5,857,478	5,882,307
Series 2024-3A Class A
03/25/2033	5.281%	7,439,215	7,493,240
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,893,738	1,874,709
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	4,153,045	4,190,064
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	423,524	423,814
Santander Drive Auto Receivables Trust
Series 2024-5 Class A2
09/15/2027	4.880%	1,202,667	1,203,132
Truist Bank Auto Credit-Linked Notes(a)
Series 2025-1 Class B
09/26/2033	4.728%	6,150,000	6,154,541
Upgrade Master Pass-Thru Trust(a),(d)
Series 2025-ST5 Class CERT
09/15/2032	0.000%	3,950,000	3,624,167
Upland CLO Ltd.(a),(b)
Series 2016-1A Class A1AR
3-month Term SOFR + 1.282% Floor 1.020% 04/20/2031	5.607%	2,725,092	2,728,202
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	3,732,663	3,743,635
Series 2025-2 Class A2
06/20/2035	5.220%	5,500,000	5,531,090
Series 2025-3 Class A2
09/20/2035	4.600%	6,255,000	6,253,267
Total Asset-Backed Securities — Non-Agency (Cost $324,235,696)			324,955,349

Commercial Mortgage-Backed Securities - Non-Agency 1.5%

BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.474%	5,600,000	5,596,506
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	14,377,856
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,815,000	3,248,921
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	16,000,000	7,040,000
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	272,873
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.015%	4,150,000	4,043,904
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.416%	9,150,000	9,087,211
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $64,653,774)			43,667,271

Convertible Bonds 0.1%

Electric 0.1%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	1,419,000	1,383,525
Total Convertible Bonds (Cost $1,375,710)			1,383,525

Corporate Bonds & Notes 25.7%

Aerospace & Defense 1.2%
Allegheny Technologies, Inc.
10/01/2031	5.125%	1,055,000	1,038,508
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	212,000	217,944
BAE Systems PLC(a)
03/26/2029	5.125%	3,832,000	3,946,475
02/15/2031	1.900%	3,120,000	2,744,431
Boeing Co. (The)
08/01/2059	3.950%	5,840,000	4,193,221
Bombardier, Inc.(a)
07/01/2031	7.250%	208,000	220,490
06/01/2032	7.000%	209,000	218,711
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,447,000	2,549,131
Northrop Grumman Corp.
02/01/2027	3.200%	1,554,000	1,537,506
Raytheon Technologies Corp.
03/15/2027	3.500%	10,223,000	10,142,624
03/15/2032	2.375%	3,695,000	3,266,051
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	174,000	183,323
11/15/2030	9.750%	224,000	246,365
TransDigm, Inc.(a)
08/15/2028	6.750%	527,000	537,666
03/01/2029	6.375%	678,000	693,509
03/01/2032	6.625%	843,000	868,448
01/15/2033	6.000%	310,000	313,438
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/31/2033	6.375%	1,114,000	1,129,627
01/31/2034	6.250%	112,000	115,280
01/31/2034	6.750%	555,000	573,889
Total			34,736,637
Airlines 0.0%
American Airlines, Inc.(a)
05/15/2029	8.500%	364,000	379,721
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	951,779	955,594
Total			1,335,315
Automotive 0.2%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	317,000	317,126
American Axle & Manufacturing, Inc.(a),(e)
10/15/2032	6.375%	259,000	258,557
10/15/2033	7.750%	702,000	707,517
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	392,000	405,266
09/15/2032	6.750%	449,000	458,907
Forvia SE(a)
09/15/2033	6.750%	295,000	299,109
IHO Verwaltungs GmbH(a),(f)
11/15/2030	7.750%	312,000	327,570
11/15/2032	8.000%	755,000	794,219
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	242,000	242,115
Nissan Motor Co., Ltd.(a)
07/17/2032	7.750%	203,000	214,823
07/17/2035	8.125%	593,000	636,195
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	440,000	435,720
03/24/2031	7.500%	789,000	783,156
04/23/2032	6.875%	1,086,000	1,040,467
Total			6,920,747
Banking 5.0%
Ally Financial, Inc.(g)
Subordinated
01/17/2040	6.646%	218,000	217,946
Bank of America Corp.(g)
07/21/2032	2.299%	6,716,000	5,956,329
10/20/2032	2.572%	24,168,000	21,667,553
02/04/2033	2.972%	10,000,000	9,105,488
Subordinated
09/21/2036	2.482%	673,000	584,558

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(g)
09/11/2031	4.503%	5,290,000	5,292,372
01/25/2033	3.057%	16,313,000	14,860,518
09/11/2036	5.174%	1,453,000	1,467,495
Goldman Sachs Group, Inc. (The)(g)
04/23/2031	5.218%	11,646,000	12,042,743
HSBC Holdings PLC(g)
05/13/2031	5.240%	2,379,000	2,447,005
05/24/2032	2.804%	4,326,000	3,918,834
05/13/2036	5.790%	601,000	633,434
JPMorgan Chase & Co.(g)
07/22/2030	4.995%	19,182,000	19,675,343
10/22/2030	4.603%	49,000	49,551
01/24/2031	5.140%	1,358,000	1,402,391
11/08/2032	2.545%	5,987,000	5,371,476
Morgan Stanley(g)
10/18/2030	4.654%	6,041,000	6,106,701
Subordinated
09/16/2036	2.484%	8,623,000	7,494,083
Morgan Stanley Private Bank NA(g)
07/18/2031	4.734%	15,661,000	15,898,488
PNC Financial Services Group, Inc. (The)(g)
10/20/2034	6.875%	1,658,000	1,878,557
Royal Bank of Canada(g)
10/18/2030	4.650%	2,877,000	2,911,521
02/04/2031	5.153%	1,641,000	1,690,678
08/06/2031	4.696%	1,362,000	1,379,892
Wells Fargo & Co.(g)
04/23/2031	5.150%	238,000	245,501
Total			142,298,457
Brokerage/Asset Managers/Exchanges 0.2%
AG Issuer LLC(a)
03/01/2028	6.250%	699,000	700,404
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	590,000	643,705
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	912,000	916,761
Focus Financial Partners LLC(a)
09/15/2031	6.750%	520,000	532,850
Hightower Holding LLC(a)
04/15/2029	6.750%	563,000	554,603
01/31/2030	9.125%	803,000	856,132
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	437,000	450,808
08/01/2033	8.000%	605,000	627,257
Total			5,282,520
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	248,000	260,811
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	134,000	136,202
LBM Acquisition LLC(a)
01/15/2029	6.250%	228,000	211,152
06/15/2031	9.500%	512,000	539,882
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	983,000	1,018,478
03/01/2033	6.750%	736,000	764,864
QXO Building Products, Inc.(a)
04/30/2032	6.750%	610,000	633,377
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	213,000	218,683
08/01/2033	6.250%	267,000	270,710
Standard Industries, Inc.(a)
01/15/2028	4.750%	330,000	327,285
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,312,000	1,311,988
Total			5,693,432
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	1,137,000	1,129,891
02/01/2028	5.000%	687,000	680,626
03/01/2030	4.750%	1,262,000	1,211,078
08/15/2030	4.500%	823,000	777,345
02/01/2031	4.250%	481,000	443,142
02/01/2032	4.750%	1,269,000	1,173,769
01/15/2034	4.250%	721,000	623,468
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	652,000	593,437
Charter Communications Operating LLC
12/01/2061	4.400%	4,780,000	3,313,583
Comcast Corp.
03/01/2026	3.150%	5,896,000	5,871,400
CSC Holdings LLC(a)
02/01/2028	5.375%	789,000	694,320
02/01/2029	6.500%	341,000	251,889
01/15/2030	5.750%	453,000	172,529
12/01/2030	4.125%	830,000	543,711
12/01/2030	4.625%	752,000	263,905
11/15/2031	5.000%	244,000	85,018
DISH DBS Corp.
07/01/2028	7.375%	71,000	65,412
06/01/2029	5.125%	113,000	96,630
DISH DBS Corp.(a)
12/01/2028	5.750%	406,000	389,313
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH Network Corp.(a)
11/15/2027	11.750%	1,488,000	1,574,955
EchoStar Corp.
11/30/2029	10.750%	1,019,893	1,122,152
EchoStar Corp.(f)
11/30/2030	6.750%	676,433	697,195
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	217,000	214,239
08/01/2027	5.000%	1,269,000	1,263,051
07/01/2030	4.125%	192,000	180,089
Virgin Media Finance PLC(a)
07/15/2030	5.000%	513,000	476,199
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,452,000	1,313,865
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	479,000	434,650
Total			25,656,861
Chemicals 0.6%
Ashland LLC(a)
09/01/2031	3.375%	870,000	771,333
Avient Corp.(a)
08/01/2030	7.125%	208,000	213,485
11/01/2031	6.250%	209,000	212,226
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	303,000	317,521
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	166,000	165,227
Celanese US Holdings LLC
04/15/2030	6.500%	50,000	50,335
07/15/2032	6.879%	63,000	64,456
04/15/2033	6.750%	764,000	760,591
11/15/2033	7.200%	398,000	413,660
Element Solutions, Inc.(a)
09/01/2028	3.875%	620,000	601,704
HB Fuller Co.
10/15/2028	4.250%	449,000	436,575
Herens Holdco Sarl(a)
05/15/2028	4.750%	767,000	670,500
INEOS Finance PLC(a)
04/15/2029	7.500%	849,000	831,895
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	1,193,000	1,185,987
Ingevity Corp.(a)
11/01/2028	3.875%	269,000	258,488
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	886,675	874,769
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	671,000	661,413
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	591,000	568,369
11/15/2028	9.750%	1,073,000	1,125,880
10/01/2029	6.250%	635,000	616,237
06/15/2031	7.250%	1,031,000	1,045,397
Olympus Water US Holding Corp.(a),(e)
02/15/2033	7.250%	446,000	446,258
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	246,000	248,137
08/15/2033	6.250%	198,000	202,411
Tronox, Inc.(a)
03/15/2029	4.625%	427,000	278,763
09/30/2030	9.125%	408,000	399,730
WR Grace Holdings LLC(a)
06/15/2027	4.875%	361,000	358,845
08/15/2029	5.625%	1,360,000	1,265,274
03/01/2031	7.375%	275,000	280,249
08/15/2032	6.625%	880,000	870,201
Total			16,195,916
Construction Machinery 0.2%
Caterpillar, Inc.
05/15/2035	5.200%	3,060,000	3,166,778
Herc Holdings, Inc.(a)
07/15/2027	5.500%	343,000	342,218
06/15/2030	7.000%	480,000	498,636
06/15/2033	7.250%	1,195,000	1,248,553
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	319,000	326,290
03/15/2031	7.750%	176,000	184,198
Total			5,766,673
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	408,000	399,826
12/01/2028	6.125%	1,276,000	1,251,084
Match Group Holdings II LLC(a)
10/01/2031	3.625%	243,000	220,286
Match Group, Inc.(a)
06/01/2028	4.625%	883,000	867,725
Total			2,738,921
Consumer Products 0.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	730,000	575,151
Newell Brands, Inc.(a)
06/01/2028	8.500%	72,000	76,352

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
05/15/2030	6.375%	402,000	398,416
05/15/2032	6.625%	549,000	541,779
Opal Bidco SAS(a)
03/31/2032	6.500%	266,000	272,475
Whirlpool Corp.
06/15/2030	6.125%	109,000	109,946
06/15/2033	6.500%	114,000	113,790
Total			2,087,909
Diversified Manufacturing 0.3%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	41,000	42,119
Chart Industries, Inc.(a)
01/01/2030	7.500%	234,000	243,833
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	854,000	878,573
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	238,000	247,339
Esab Corp.(a)
04/15/2029	6.250%	180,000	184,987
Gates Corp. (The)(a)
07/01/2029	6.875%	312,000	323,695
Madison IAQ LLC(a)
06/30/2029	5.875%	674,000	665,893
Resideo Funding, Inc.(a)
09/01/2029	4.000%	383,000	365,708
Siemens Funding BV(a)
05/28/2030	4.600%	4,004,000	4,076,842
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	86,000	89,140
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	237,000	240,247
03/15/2029	6.375%	331,000	340,826
03/15/2032	6.625%	425,000	442,176
Total			8,141,378
Electric 1.3%
AEP Texas, Inc.
01/15/2050	3.450%	2,930,000	2,036,549
Alpha Generation LLC(a)
10/15/2032	6.750%	133,000	137,423
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	430,000	440,568
Calpine Corp.(a)
02/15/2028	4.500%	329,000	327,734
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	447,000	441,454
02/15/2031	3.750%	649,000	595,794
01/15/2032	3.750%	397,000	357,047
Dominion Energy, Inc.
03/15/2035	5.450%	3,486,000	3,573,031
DTE Energy Co.
07/01/2027	4.950%	5,345,000	5,413,553
Edison International
11/15/2028	5.250%	4,956,000	4,994,507
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	238,000	224,397
Long Ridge Energy LLC(a)
02/15/2032	8.750%	487,000	500,585
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	4,960,000	5,129,017
NextEra Energy Operating Partners LP(a)
01/15/2029	7.250%	754,000	773,796
NRG Energy, Inc.(a)
07/15/2029	5.750%	34,000	34,042
02/15/2031	3.625%	791,000	731,205
02/01/2033	6.000%	327,000	331,932
11/01/2034	6.250%	425,000	435,814
NRG Energy, Inc.(a),(e)
01/15/2034	5.750%	374,000	373,593
01/15/2036	6.000%	374,000	374,167
Pacific Gas and Electric Co.
07/01/2050	4.950%	4,180,000	3,601,183
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	229,000	223,520
PG&E Corp.(g)
03/15/2055	7.375%	317,000	326,323
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	551,000	547,760
01/15/2030	4.750%	650,000	628,250
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	222,000	222,083
05/01/2029	4.375%	1,403,000	1,374,066
10/15/2031	7.750%	835,000	884,690
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	554,000	580,886
03/15/2033	8.625%	665,000	697,715
Total			36,312,684
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	393,000	411,381
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	528,000	548,424
Total			959,805
Finance Companies 0.5%
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	257,000	257,815
GGAM Finance Ltd.(a)
02/15/2027	8.000%	513,000	525,184
04/15/2029	6.875%	344,000	357,148
03/15/2030	5.875%	326,000	331,131
goeasy Ltd.(a)
12/01/2028	9.250%	34,000	35,521
07/01/2029	7.625%	313,000	317,477
05/15/2030	6.875%	74,000	73,611
10/01/2030	7.375%	74,000	74,650
Navient Corp.
03/15/2029	5.500%	582,000	570,710
03/15/2031	11.500%	361,000	407,407
08/01/2033	5.625%	1,258,000	1,148,224
OneMain Finance Corp.
05/15/2029	6.625%	801,000	824,332
03/15/2030	7.875%	200,000	211,556
09/15/2030	4.000%	356,000	330,936
05/15/2031	7.500%	414,000	433,140
03/15/2032	6.750%	700,000	711,351
09/15/2032	7.125%	464,000	479,608
03/15/2033	6.500%	606,000	606,945
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,168,000	1,235,513
Rocket Cos, Inc.(a)
08/01/2030	6.125%	276,000	283,342
08/01/2033	6.375%	351,000	362,586
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	1,222,000	1,116,428
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	283,000	283,029
06/15/2027	5.750%	251,000	250,771
04/15/2029	5.500%	607,000	599,670
UWM Holdings LLC(a)
02/01/2030	6.625%	679,000	690,754
03/15/2031	6.250%	667,000	663,941
Total			13,182,780
Food and Beverage 1.3%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,513,000	1,524,737
05/15/2048	5.300%	11,948,000	10,826,488
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	8,016,000	8,109,719
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chobani Holdco II LLC(a),(f)
10/01/2029	8.750%	764,014	809,638
Constellation Brands, Inc.
08/01/2029	3.150%	2,223,000	2,133,145
General Mills, Inc.
01/30/2027	4.700%	2,685,000	2,705,899
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	230,000	220,902
Mars, Inc.(a)
03/01/2035	5.200%	7,420,000	7,582,054
Performance Food Group, Inc.(a)
09/15/2032	6.125%	107,000	109,659
Post Holdings, Inc.(a)
09/15/2031	4.500%	689,000	644,491
02/15/2032	6.250%	169,000	173,711
10/15/2034	6.250%	198,000	200,297
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	537,000	537,691
04/30/2029	4.375%	562,000	544,917
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	640,000	614,207
US Foods, Inc.(a)
06/01/2030	4.625%	560,000	547,794
01/15/2032	7.250%	307,000	321,741
Total			37,607,090
Gaming 0.2%
Boyd Gaming Corp.
12/01/2027	4.750%	326,000	324,733
Boyd Gaming Corp.(a)
06/15/2031	4.750%	226,000	217,982
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	452,000	464,989
02/15/2032	6.500%	641,000	653,828
10/15/2032	6.000%	180,000	177,257
Light & Wonder International, Inc.(a)
10/01/2033	6.250%	453,000	453,712
MGM Resorts International
09/15/2029	6.125%	315,000	320,459
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	438,000	426,117
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	692,000	648,745
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	756,000	769,975
Rivers Enterprise Lender LLC/Corp.(a),(e)
10/15/2030	6.250%	335,000	338,094

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	1,317,000	1,223,590
Scientific Games International, Inc.(a)
11/15/2029	7.250%	411,000	422,247
Voyager Parent LLC(a)
07/01/2032	9.250%	546,000	577,396
Total			7,019,124
Health Care 1.5%
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	819,000	803,771
03/15/2033	7.375%	423,000	439,544
Avantor Funding, Inc.(a)
11/01/2029	3.875%	802,000	763,101
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	331,000	345,423
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	415,000	330,012
05/15/2030	5.250%	681,000	616,325
02/15/2031	4.750%	355,000	306,778
01/15/2032	10.875%	307,000	325,277
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	1,092,000	1,135,146
CVS Health Corp.
03/25/2038	4.780%	3,230,000	3,028,481
DaVita, Inc.(a)
07/15/2033	6.750%	460,000	474,286
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	11,940,000	12,308,822
HCA, Inc.
09/01/2030	3.500%	15,861,000	15,148,901
IQVIA, Inc.(a)
06/01/2032	6.250%	653,000	673,170
LifePoint Health, Inc.(a)
10/15/2030	11.000%	344,000	379,206
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	332,000	340,757
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	450,000	434,249
10/01/2029	5.250%	627,000	621,799
Select Medical Corp.(a)
12/01/2032	6.250%	537,000	537,236
Star Parent, Inc.(a)
10/01/2030	9.000%	1,102,000	1,167,213
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	630,000	647,689
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
11/01/2027	5.125%	428,000	427,541
06/15/2028	4.625%	507,000	502,541
10/01/2028	6.125%	344,000	344,570
01/15/2030	4.375%	1,050,000	1,021,510
05/15/2031	6.750%	370,000	383,247
Total			43,506,595
Healthcare Insurance 1.2%
Centene Corp.
10/15/2030	3.000%	16,674,000	14,899,798
UnitedHealth Group, Inc.
01/15/2031	4.650%	2,759,000	2,796,042
04/15/2034	5.000%	12,181,000	12,370,780
04/15/2054	5.375%	2,742,000	2,629,156
Total			32,695,776
Independent Energy 0.8%
APA Corp.
02/15/2055	6.750%	2,461,000	2,481,864
Baytex Energy Corp.(a)
04/30/2030	8.500%	605,000	622,525
03/15/2032	7.375%	830,000	813,119
Civitas Resources, Inc.(a)
07/01/2028	8.375%	351,000	364,036
11/01/2030	8.625%	90,000	93,159
07/01/2031	8.750%	912,000	934,659
06/15/2033	9.625%	960,000	1,015,569
CNX Resources Corp.(a)
01/15/2029	6.000%	539,000	540,526
03/01/2032	7.250%	315,000	326,999
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	548,000	548,195
Comstock Resources, Inc.(a)
01/15/2030	5.875%	343,000	330,554
Hilcorp Energy I LP/Finance Co.(a)
04/15/2032	6.250%	542,000	522,045
11/01/2033	8.375%	518,000	543,754
02/15/2035	7.250%	892,000	872,826
Matador Resources Co.(a)
04/15/2028	6.875%	213,000	217,477
04/15/2032	6.500%	528,000	534,053
04/15/2033	6.250%	518,000	521,300
Occidental Petroleum Corp.
08/01/2027	5.000%	2,054,000	2,077,035
10/01/2054	6.050%	7,062,000	6,889,435
Permian Resources Operating LLC(a)
01/15/2032	7.000%	843,000	875,942
02/01/2033	6.250%	687,000	699,987
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SM Energy Co.(a)
08/01/2029	6.750%	324,000	325,863
08/01/2032	7.000%	544,000	543,891
Total			22,694,813
Integrated Energy 0.4%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,150,000	10,356,489
Leisure 0.3%
Boyne USA, Inc.(a)
05/15/2029	4.750%	113,000	110,875
Carnival Corp.(a)
03/15/2030	5.750%	193,000	197,161
08/01/2032	5.750%	869,000	884,883
02/15/2033	6.125%	187,000	191,733
Cinemark USA, Inc.(a)
07/15/2028	5.250%	174,000	173,214
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	165,000	165,010
NCL Corp., Ltd.(a)
01/15/2031	5.875%	598,000	597,900
02/01/2032	6.750%	209,000	214,995
09/15/2033	6.250%	365,000	366,897
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	1,170,000	1,170,045
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	927,000	944,755
Vail Resorts, Inc.(a)
05/15/2032	6.500%	246,000	254,590
Viking Cruises Ltd.(a)
02/15/2029	7.000%	530,000	532,724
07/15/2031	9.125%	622,000	668,006
Viking Cruises Ltd.(a),(e)
10/15/2033	5.875%	788,000	787,296
Total			7,260,084
Life Insurance 0.2%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	21,000	21,729
Met Tower Global Funding(a)
04/12/2029	5.250%	4,100,000	4,239,543
Peachtree Corners Funding Trust II(a)
05/15/2035	6.012%	1,250,000	1,312,083
Total			5,573,355
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	110,000	112,382
09/15/2033	5.750%	297,000	301,194
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	123,000	114,616
01/15/2032	6.625%	640,000	649,762
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	550,000	549,417
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	644,000	641,678
Total			2,369,049
Media and Entertainment 0.3%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	568,000	567,197
06/01/2029	7.500%	782,000	759,733
04/01/2030	7.875%	620,000	651,095
02/15/2031	7.125%	404,000	418,127
03/15/2033	7.500%	411,000	430,196
Gray Media, Inc.(a)
07/15/2032	9.625%	242,000	247,109
08/15/2033	7.250%	159,000	157,715
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	409,782	370,969
05/01/2030	10.875%	205,124	138,531
Mav Acquisition Corp.(a)
08/01/2029	8.000%	477,000	485,698
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	419,000	435,359
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	416,000	413,751
01/15/2029	4.250%	245,000	235,415
03/15/2030	4.625%	744,000	715,588
Roblox Corp.(a)
05/01/2030	3.875%	358,000	341,761
Snap, Inc.(a)
03/01/2033	6.875%	965,000	987,290
03/15/2034	6.875%	579,000	586,788
Univision Communications, Inc.(a)
08/15/2028	8.000%	300,000	310,782
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	340,000	311,715
03/15/2042	5.050%	1,240,000	989,283
03/15/2052	5.141%	182,000	135,579
Total			9,689,681

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.2%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	151,000	158,474
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	85,000	86,682
03/15/2032	7.000%	85,000	85,935
05/01/2033	7.375%	90,000	91,858
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	332,000	347,383
Constellium SE(a)
06/15/2028	5.625%	623,000	621,676
04/15/2029	3.750%	228,000	216,860
08/15/2032	6.375%	544,000	555,925
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	350,000	349,083
04/01/2029	6.125%	839,000	846,216
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	829,000	781,955
Novelis Corp.(a)
01/30/2030	4.750%	453,000	437,175
08/15/2031	3.875%	490,000	446,295
08/15/2033	6.375%	342,000	345,544
Novelis, Inc.(a)
01/30/2030	6.875%	65,000	67,333
Total			5,438,394
Midstream 1.2%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	633,000	662,908
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	280,000	288,487
CNX Midstream Partners LP(a)
04/15/2030	4.750%	794,000	761,241
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	1,387,000	1,446,748
06/30/2033	7.375%	801,000	815,290
Enbridge, Inc.
04/05/2027	5.250%	4,744,000	4,817,996
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	9,375,000	7,643,871
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	4,961,000	5,307,377
Hess Midstream Operations LP(a)
03/01/2028	5.875%	213,000	217,061
10/15/2030	5.500%	213,000	214,451
ITT Holdings LLC(a)
08/01/2029	6.500%	87,000	85,530
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
06/01/2026	6.000%	739,000	741,015
04/28/2027	5.625%	933,000	939,795
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	213,000	222,372
Sunoco LP(a),(g),(h)
	7.875%	666,000	677,865
Sunoco LP(a)
05/01/2029	7.000%	251,000	259,922
05/01/2032	7.250%	1,028,000	1,079,568
07/01/2033	6.250%	248,000	252,399
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	849,000	885,309
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	1,065,000	1,005,651
11/01/2033	3.875%	1,006,000	907,019
Venture Global LNG, Inc.(a),(g),(h)
	9.000%	998,000	988,092
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	225,000	232,973
02/01/2029	9.500%	394,000	434,420
01/15/2030	7.000%	537,000	555,784
06/01/2031	8.375%	372,000	390,648
02/01/2032	9.875%	177,000	192,732
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	348,000	384,567
01/15/2034	6.500%	759,000	800,156
05/01/2035	7.750%	348,000	392,833
01/15/2036	6.750%	1,627,000	1,729,815
Total			35,333,895
Oil Field Services 0.2%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	131,000	134,470
Kodiak Gas Services LLC(a)
10/01/2033	6.500%	333,000	338,975
10/01/2035	6.750%	189,000	194,044
Nabors Industries, Inc.(a)
01/31/2030	9.125%	507,000	527,418
08/15/2031	8.875%	949,000	883,990
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	612,354	630,058
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	1,053,190	1,080,090
Transocean, Inc.(a)
05/15/2029	8.250%	122,000	120,412
05/15/2031	8.500%	416,000	407,784
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	1,240,000	1,280,702
Total			5,597,943
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	170,000	167,095
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	153,000	156,515
04/15/2030	6.625%	215,000	221,234
Total			544,844
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	744,000	730,742
07/15/2031	7.000%	134,000	140,792
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	213,000	212,731
05/15/2029	4.875%	206,000	200,794
02/01/2030	7.000%	146,000	150,454
RHP Hotel Properties LP/Finance Corp.(a)
04/01/2032	6.500%	549,000	564,685
06/15/2033	6.500%	300,000	308,930
Service Properties Trust
06/15/2029	8.375%	194,000	196,973
Service Properties Trust(a)
11/15/2031	8.625%	272,000	289,608
Total			2,795,709
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,140,000	1,054,680
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	738,000	758,137
04/15/2032	6.750%	316,000	324,570
Silgan Holdings, Inc.
02/01/2028	4.125%	520,000	507,694
Total			2,645,081
Pharmaceuticals 2.8%
1261229 BC Ltd.(a)
04/15/2032	10.000%	935,000	960,199
AbbVie, Inc.
03/15/2029	4.800%	40,446,000	41,351,895
11/21/2029	3.200%	11,168,000	10,772,255
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	295,000	264,228
Gilead Sciences, Inc.
03/01/2026	3.650%	24,363,000	24,327,884
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,137,000	1,104,021
Jazz Securities DAC(a)
01/15/2029	4.375%	258,000	251,559
Organon Finance 1 LLC(a)
04/30/2028	4.125%	222,000	214,497
04/30/2031	5.125%	274,000	239,741
Total			79,486,279
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	139,000	145,099
08/01/2029	6.000%	656,000	649,777
07/01/2032	6.750%	275,000	283,433
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	274,000	274,668
04/15/2028	6.750%	538,000	546,966
11/01/2029	5.875%	329,000	327,345
01/15/2031	7.000%	739,000	763,768
10/01/2031	6.500%	120,000	122,899
10/01/2032	7.375%	961,000	992,558
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	663,000	693,708
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	958,000	1,008,089
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,389,000	1,385,610
HUB International Ltd.(a)
12/01/2029	5.625%	366,000	365,869
01/31/2032	7.375%	313,000	326,664
HUB International, Ltd.(a)
06/15/2030	7.250%	1,025,000	1,069,265
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	569,000	591,810
Ryan Specialty LLC(a)
08/01/2032	5.875%	357,000	361,228
Total			9,908,756
Railroads 0.5%
Canadian Pacific Railway Co.
12/02/2031	2.450%	6,474,000	5,765,976
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	414,000	421,085
Norfolk Southern Corp.
06/15/2026	2.900%	8,164,000	8,091,419
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	1,022,000	1,057,970
Total			15,336,450

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	173,000	175,383
10/15/2030	4.000%	594,000	559,878
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	1,220,000	1,145,673
Total			1,880,934
Retailers 0.1%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	195,000	200,837
08/01/2033	7.375%	198,000	204,203
Beach Acquisition Bidco LLC(a),(f)
07/15/2033	10.000%	879,000	949,461
Belron UK Finance PLC(a)
10/15/2029	5.750%	317,000	321,093
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	66,000	67,533
Hanesbrands, Inc.(a)
02/15/2031	9.000%	391,000	414,146
L Brands, Inc.(a)
10/01/2030	6.625%	271,000	277,186
L Brands, Inc.
11/01/2035	6.875%	271,000	281,743
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	215,000	227,299
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	697,000	637,329
Total			3,580,830
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	360,000	357,833
01/15/2027	4.625%	325,000	323,257
Total			681,090
Technology 1.6%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	807,000	838,460
Block, Inc.(a)
08/15/2030	5.625%	319,000	323,115
08/15/2033	6.000%	250,000	256,116
Block, Inc.
05/15/2032	6.500%	518,000	536,418
Broadcom, Inc.(a)
11/15/2036	3.187%	6,287,000	5,366,955
CACI International, Inc.(a)
06/15/2033	6.375%	557,000	575,177
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	216,000	190,679
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	243,000	210,339
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	1,231,000	1,163,294
Cloud Software Group, Inc,(a)
08/15/2033	6.625%	153,000	155,862
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,625,000	1,683,955
06/30/2032	8.250%	693,000	735,561
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,779,000	1,652,891
Entegris Escrow Corp.(a)
06/15/2030	5.950%	1,351,000	1,370,118
Fair Isaac Corp.(a)
05/15/2033	6.000%	470,000	477,596
Gen Digital, Inc.(a)
04/01/2033	6.250%	324,000	331,880
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	1,021,000	1,083,349
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	356,000	343,933
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	729,000	755,348
Intel Corp.
03/25/2050	4.750%	4,170,000	3,527,637
International Business Machines Corp.
05/15/2026	3.300%	8,530,000	8,487,197
ION Platform Finance US, Inc.(a),(e)
09/30/2032	7.875%	726,000	721,230
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	449,000	439,879
05/30/2029	9.500%	518,000	546,482
Iron Mountain, Inc.(a)
01/15/2033	6.250%	106,000	108,146
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	1,043,000	1,034,712
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	664,000	718,932
NCR Corp.(a)
10/01/2028	5.000%	464,000	457,085
04/15/2029	5.125%	133,000	131,158
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	1,041,000	1,021,967
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,090,000	2,003,812
01/15/2033	5.000%	4,258,000	4,311,744
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,140,000	1,150,858
Science Applications International Corp.(a)
11/01/2033	5.875%	324,000	324,112
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	508,000	525,071
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	233,000	240,912
Synaptics, Inc.(a)
06/15/2029	4.000%	534,000	511,289
UKG, Inc.(a)
02/01/2031	6.875%	477,000	492,300
WEX, Inc.(a)
03/15/2033	6.500%	568,000	580,667
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,191,000	1,128,061
Total			46,514,297
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	537,000	554,989
06/15/2032	8.375%	299,000	313,253
ERAC USA Finance LLC(a)
11/01/2025	3.800%	916,000	915,348
05/01/2028	4.600%	9,524,000	9,641,974
Total			11,425,564
Wireless 0.6%
Altice France Holding SA(a),(i)
02/15/2028	0.000%	561,000	199,071
Altice France SA(a)
07/15/2029	5.125%	595,000	513,326
10/15/2029	5.500%	522,000	451,080
T-Mobile US, Inc.
02/15/2031	2.550%	5,394,000	4,897,813
02/15/2031	2.875%	10,303,000	9,500,391
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	829,000	768,292
07/15/2031	4.750%	603,000	567,023
04/15/2032	7.750%	488,000	513,618
Total			17,410,614
Wirelines 0.3%
AT&T, Inc.
08/15/2035	5.375%	3,424,000	3,524,062
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fibercop SpA(a)
07/18/2036	7.200%	301,000	304,967
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	499,000	521,377
03/15/2031	8.625%	389,000	410,832
Iliad Holding SAS(a)
10/15/2028	7.000%	596,000	606,511
Iliad Holding SASU(a)
04/15/2031	8.500%	247,000	264,422
04/15/2032	7.000%	315,000	321,504
Optics Bidco SpA(a)
06/04/2038	7.721%	259,000	262,950
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	536,000	555,658
Windstream Services LLC(a),(e)
10/15/2033	7.500%	287,000	286,931
Total			7,059,214
Total Corporate Bonds & Notes (Cost $719,527,687)			731,721,985

Foreign Government Obligations(j),(k) 2.9%

Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	161,000	168,807
05/15/2029	4.250%	344,000	333,107
02/15/2030	9.000%	342,000	366,937
12/01/2031	7.000%	98,000	103,218
Total			972,069
Chile 0.1%
Corp Nacional del Cobre de Chile(a)
08/01/2047	4.500%	2,081,000	1,689,567
Colombia 0.4%
Colombia Government International Bond
04/22/2032	3.250%	4,160,000	3,516,438
05/15/2049	5.200%	9,733,000	7,329,444
Total			10,845,882
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,658,583
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	1,851,232

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 0.8%
French Republic Government Bond OAT(a)
05/25/2052	0.750%	EUR	11,371,000	5,967,726
05/25/2053	0.750%	EUR	34,033,000	17,309,516
Total				23,277,242
Hungary 0.1%
Hungary Government International Bond(a)
09/23/2055	6.750%		3,598,000	3,811,817
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		2,000,000	1,906,870
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%		782,000	750,451
Mexico 0.7%
Mexico Government International Bond
03/22/2033	5.375%		3,085,000	3,084,193
05/07/2036	6.000%		3,376,000	3,463,351
Petroleos Mexicanos
01/28/2031	5.950%		2,551,000	2,470,921
06/15/2035	6.625%		1,343,000	1,277,427
09/21/2047	6.750%		5,000,000	4,154,621
01/23/2050	7.690%		6,556,000	5,958,544
Total				20,409,057
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		2,060,000	2,104,901
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		2,740,000	2,269,810
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2049	5.750%		4,495,000	3,598,710
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%		2,982,000	2,937,378
DP World PLC(a)
07/02/2037	6.850%		3,290,000	3,773,604
Total				6,710,982
Total Foreign Government Obligations (Cost $88,505,574)				81,857,173

Joint Ventures(l) 0.8%
Value ($)
Itasca Park LLC(c),(m),(n),(o),(p)	461,000
Itasca Park LLC - Unfunded(c),(m),(n),(o),(p)	22,589,000
Total Joint Ventures (Cost $23,050,000)	23,050,000

Residential Mortgage-Backed Securities - Agency(q) 43.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(b),(r)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	1.744%	28,094,684	3,001,282
CMO Series 2023-46 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.530%	36,949,399	4,374,158
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	1.530%	43,188,233	5,944,182
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	1.530%	18,727,938	2,339,309
Fannie Mae REMICS(b)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.206%	13,486,481	13,334,818
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	7.656%	16,048,771	16,410,351
CMO Series 2025-52 Class FM
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 07/25/2055	5.706%	20,986,239	21,112,734
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	6.000%	18,966,146	19,119,133
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	5.237%	29,000,000	28,709,840
Federal Home Loan Mortgage Corp.(s)
08/01/2045	3.500%	10,059,291	9,485,856
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
10/01/2045	4.000%	4,332,563	4,156,550
12/01/2051- 03/01/2052	2.500%	35,458,029	30,357,197
05/01/2052	3.000%	22,176,786	19,722,634
09/01/2052- 10/01/2053	5.000%	41,630,421	41,923,542
02/01/2053	4.500%	20,345,468	19,938,174
12/01/2053	5.500%	21,420,817	21,836,982
12/01/2053	6.000%	22,075,912	22,887,102
Series 2024
08/01/2054	5.500%	22,686,085	23,151,541
Federal Home Loan Mortgage Corp.(b),(r)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	1.413%	218,009	19,217
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	1.563%	740,165	99,666
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.751%	653,047	66,417
CMO Series 4831 Class SD
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/15/2048	1.713%	5,775,899	697,114
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.580%	17,757,652	2,108,794
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	1.580%	8,710,669	1,182,990
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.563%	1,444,232	153,230
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.483%	749,031	82,462
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(r)
CMO Series 4176 Class BI
03/15/2043	3.500%	689,849	81,318
Federal Home Loan Mortgage Corp. REMICS(b),(r)
CMO Series 4937 Class YS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 11/15/2041	1.963%	18,561,283	2,439,931
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.513%	26,669,545	2,974,190
CMO Series 5386 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2041	1.513%	17,078,035	1,828,533
Federal National Mortgage Association
02/01/2027- 04/01/2052	3.000%	88,550,176	79,069,467
08/01/2043- 05/01/2052	3.500%	94,494,983	87,500,392
05/01/2044- 08/01/2052	4.000%	95,197,761	91,073,391
09/01/2053	5.000%	14,110,499	14,191,748
10/01/2053	5.500%	21,173,579	21,610,679
CMO Series 2017-72 Class B
09/25/2047	3.000%	8,577,127	8,030,460
Federal National Mortgage Association(s)
10/01/2051	2.500%	18,424,913	15,606,200
Federal National Mortgage Association(r)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	39,018	92
CMO Series 2021-3 Class TI
02/25/2051	2.500%	49,630,157	8,446,904
Federal National Mortgage Association(b),(r)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.430%	1,409,262	154,492
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.680%	1,879,424	239,487

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.530%	1,014,919	128,099
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.530%	6,865,158	844,055
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.530%	15,523,738	1,797,955
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.680%	7,361,607	911,840
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	1.630%	6,997,200	900,647
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.680%	6,504,837	837,882
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.680%	12,610,139	1,841,817
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.730%	8,037,138	1,067,253
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.730%	6,349,830	864,736
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.680%	10,995,250	1,354,715
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.580%	23,678,096	2,861,221
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	1.580%	18,157,966	2,181,620
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.580%	13,611,389	1,853,029
Federal National Mortgage Association REMICS(b),(r)
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.580%	21,454,212	2,491,576
Freddie Mac REMICS(r)
CMO Series 5152 Class XI
11/25/2050	2.500%	50,654,563	5,436,542
CMO Series 5287 Class NI
05/25/2051	3.500%	24,462,128	4,819,986
Freddie Mac REMICS(b),(r)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	1.594%	20,812,303	1,690,573
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	1.563%	23,669,247	2,792,405
Freddie Mac REMICS(b)
CMO Series 5460 Class FN
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	5.456%	24,067,280	24,027,227
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	5.456%	21,853,456	21,826,367
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.082%	17,325,208	17,904,696
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.082%	19,076,387	19,768,255
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	5.676%	16,184,964	16,235,163
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	8.232%	13,022,904	13,314,651
CMO Series 5573 Class F
30-day Average SOFR + 1.000% Cap 8.550% 09/25/2055	8.232%	9,156,181	9,460,708
Government National Mortgage Association
04/20/2048	4.500%	6,172,947	6,103,131
08/20/2053	6.000%	10,224,014	10,544,541
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	10,733,196	10,803,945
Government National Mortgage Association(r)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	2,291,071	225,493
CMO Series 2020-175 Class KI
11/20/2050	2.500%	46,830,920	6,933,182
CMO Series 2020-191 Class UG
12/20/2050	3.500%	26,294,806	4,456,318
CMO Series 2021-119 Class QI
07/20/2051	3.000%	26,507,324	4,520,477
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	33,438,192	5,564,446
CMO Series 2021-16 Class KI
01/20/2051	2.500%	31,871,970	4,718,110
CMO Series 2021-179 Class IB
09/20/2051	3.000%	32,522,902	5,557,751
Government National Mortgage Association(b),(r)
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.950%	8,390,717	1,063,551
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	1.950%	10,117,540	1,464,173
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.950%	4,338,233	573,092
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	1.900%	6,037,969	896,225
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.950%	5,739,596	725,576
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.950%	7,131,887	897,896
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	2.000%	9,512,392	1,103,897
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	1.950%	7,594,243	873,437
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.900%	5,327,125	636,961
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.950%	14,454,793	2,127,296
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.900%	12,186,023	1,490,564
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.950%	7,346,240	965,007

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.950%	7,820,527	892,090
CMO Series 2018-97 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.950%	7,647,061	829,781
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	1.750%	11,895,360	1,395,212
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.900%	8,450,363	959,630
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.900%	8,804,720	1,076,610
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.800%	8,915,832	1,098,476
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.900%	8,079,185	862,439
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.900%	11,553,834	1,677,470
CMO Series 2019-99 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.800%	24,080,723	2,933,899
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	2.050%	14,992,626	2,207,880
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	1.800%	6,289,224	873,240
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.800%	23,724,377	2,817,804
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	1.900%	9,107,398	1,115,174
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	1.911%	25,310,437	3,976,596
CMO Series 2022-190 Class ES
-1.0 x 1-month Term SOFR + 6.050% Cap 6.050% 10/20/2049	1.800%	22,674,240	2,664,060
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	1.850%	37,580,769	4,798,670
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	1.111%	22,607,208	2,418,652
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.950%	20,571,187	2,444,694
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	1.611%	23,566,344	1,229,718
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	2.111%	46,010,950	3,740,179
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	1.800%	35,414,836	4,433,399
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.800%	36,056,886	4,017,563
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	1.850%	32,638,618	4,059,516
CMO Series 2024-125 Class SW
30-day Average SOFR + 6.050% Cap 6.050% 08/20/2054	1.661%	39,055,470	3,550,166
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	1.461%	35,848,531	2,932,557
CMO Series 2024-51 Class SA
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 03/20/2054	1.611%	30,988,548	3,050,974
CMO Series 2024-59 Class JS
30-day Average SOFR + 7.150% Cap 7.150% 04/20/2054	2.761%	47,149,785	5,587,198
CMO Series 2024-59 Class SW
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.061%	29,911,024	2,292,928
CMO Series 2024-64 Class KS
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.061%	66,159,121	5,626,178
CMO Series 2024-79 Class SC
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 05/20/2054	0.961%	61,951,959	3,548,961
Residential Mortgage-Backed Securities - Agency(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-92 Class DS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 05/20/2054	1.561%	24,207,701	2,330,579
Government National Mortgage Association(b)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.185%	12,639,458	13,009,571
Government National Mortgage Association TBA(e)
10/20/2055	4.500%	14,000,000	13,574,423
10/20/2055	5.000%	22,000,000	21,881,622
Uniform Mortgage-Backed Security TBA(e)
10/16/2040	3.000%	66,000,000	63,214,642
10/16/2040	3.500%	8,000,000	7,749,797
10/14/2055	4.000%	23,000,000	21,674,337
10/14/2055	4.500%	95,000,000	92,136,496
10/14/2055	5.500%	11,250,000	11,342,677
10/14/2055	6.000%	43,000,000	43,928,270
Total Residential Mortgage-Backed Securities - Agency (Cost $1,269,292,841)			1,244,874,774

Residential Mortgage-Backed Securities - Non-Agency 16.5%

A&D Mortgage Trust(a),(g)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	4,464,843	4,504,360
CMO Series 2025-NQM3 Class A1
08/25/2070	5.374%	12,146,831	12,243,335
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	12,140,000	12,148,771
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	832,466	729,203
Angel Oak Mortgage Trust(a),(t)
CMO Series 2020-R1 Class M1
04/25/2053	2.781%	3,918,000	3,616,023
Angel Oak Mortgage Trust(a),(g)
CMO Series 2025-8 Class A1
07/25/2070	5.410%	8,125,089	8,187,501
Arroyo Mortgage Trust(a),(t)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	1,169,669	1,147,340
Bunker Hill Loan Depositary Trust(a),(g)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	677,071	671,022
CAFL Issuer LLC(a),(g)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	1,062,540	1,062,540

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(t)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	10,424,853	10,265,260
CHNGE Mortgage Trust(a),(g)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	7,102,133	7,162,475
CIM Trust(a),(g)
CMO Series 2025-NR1 Class A1
06/25/2064	5.000%	5,490,407	5,371,029
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	1,441,718	1,416,688
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	327,312	325,881
COLT Mortgage Loan Trust(a),(t)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	541,468	537,896
CMO Series 2021-3 Class A1
09/27/2066	0.956%	8,106,963	6,936,942
CMO Series 2021-3 Class A2
09/27/2066	1.162%	3,355,362	2,887,811
CMO Series 2021-5 Class A3
11/26/2066	2.807%	8,381,000	6,517,168
COLT Mortgage Loan Trust(a),(g)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	6,298,528	6,360,045
Cross Mortgage Trust(a),(t)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	9,351,075	9,435,395
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	5,024,188	5,065,719
CSMC Trust(a),(t)
CMO Series 2022-NQM5 Class M1
05/25/2067	5.169%	6,477,700	6,098,750
Deephaven Residential Mortgage Trust(a),(t)
CMO Series 2021-4 Class A3
11/25/2066	2.239%	5,052,645	4,463,988
EASY(a),(g)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	8,250,000	8,340,551
Ellington Financial Mortgage Trust(a),(t)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,355,768
FIGRE Trust(a),(t)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	3,250,957	3,368,796
Figure Line of Credit Trust(a),(t)
CMO Series 2020-1 Class A
09/25/2049	4.040%	1,072,466	1,045,755
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.006%	2,027,649	2,038,843
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	9.106%	10,256,000	11,334,581
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.506%	2,678,122	2,694,621
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	8,111,989	7,926,456
GCAT Trust(a),(t)
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	1,951,875	1,911,706
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	4,848,893	4,640,498
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	3,143,317	2,933,291
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	5,000,000	4,158,831
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	8,003,000	6,318,806
CMO Series 2025-NQM5 Class A1
08/25/2070	5.029%	17,370,000	17,361,459
GCAT Trust(a),(g)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	6,489,536	6,559,344
GITSIT Mortgage Loan Trust(a),(g)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.203%	4,758,490	4,771,416
GS Mortgage-Backed Securities Trust(a),(g)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.003%	10,550,000	10,543,804
HOMES Trust(a),(g)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	4,469,820	4,497,697
CMO Series 2025-NQM4 Class A1
08/25/2070	5.220%	7,959,413	8,000,945
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	6,800,887	6,810,880
CMO Series 2025-1 Class A
11/25/2042	6.500%	4,762,264	4,730,834
Imperial Fund Mortgage Trust(a),(t)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,417,878	3,041,707
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(t)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	9,656,428
CMO Series 2024-RPL1 Class A2
02/25/2066	4.250%	6,200,000	5,122,645
Mill City Mortgage Loan Trust(a),(g)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	4,024,778	4,027,472
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	3,534,364	3,435,862
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,515,723	2,506,727
OBX Trust(a),(t)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	4,848,032	3,992,934
OBX Trust(a),(g)
CMO Series 2024-NQM16 Class A1
10/25/2064	5.530%	6,014,086	6,070,152
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	13,184,620	13,304,554
PRET LLC(a),(g)
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	10,523,781	10,529,191
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	8,779,928	8,827,840
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	3,876,441	3,876,916
PRKCM Trust(a),(t)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	6,966,000	4,937,368
PRPM LLC(a),(g)
CMO Series 2025-2 Class A1
05/25/2030	6.469%	8,386,297	8,413,591
PRPM Trust(a),(g)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	9,624,964	9,713,941
CMO Series 2025-NQM4 Class A1
07/25/2070	4.980%	6,800,000	6,787,534
Radnor Re Ltd.(a),(b)
CMO Series 2024-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/25/2034	6.356%	1,770,685	1,773,505
RCO Trust(a),(g)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	6,643,593	6,594,092
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO VIII Mortgage LLC(a),(g)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	4,361,785	4,372,961
RCO X Mortgage LLC(a),(g)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	9,226,371	9,311,266
SAIF Securitization Trust(a),(g)
CMO Series 2025-CES1 Class A1
06/25/2065	5.406%	8,425,266	8,418,846
SG Residential Mortgage Trust(a),(t)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,650,952	7,544,584
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,672,430
Starwood Mortgage Residential Trust(a),(t)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	2,167,295	1,919,332
CMO Series 2022-2 Class A1
02/25/2067	3.165%	2,948,265	2,855,675
Structured Agency Credit Risk(b)
Subordinated CMO Series 2020-CS02 Class B1
30-day Average SOFR + 0.114% 06/25/2033	4.465%	6,541,593	6,365,211
Toorak Mortgage Trust(a),(g)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	12,375,000	12,432,177
Towd Point Mortgage Trust(a),(t)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	20,393,391
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	7,646,093	7,657,933
Verus Securitization Trust(a),(t)
CMO Series 2021-5 Class A2
09/25/2066	1.218%	2,188,146	1,904,636
CMO Series 2021-5 Class A3
09/25/2066	1.373%	4,141,848	3,609,456
CMO Series 2021-5 Class M1
09/25/2066	2.331%	3,800,000	2,754,194
CMO Series 2021-7 Class A3
10/25/2066	2.240%	6,980,655	6,169,724
CMO Series 2023-1 Class M1
12/25/2067	6.855%	15,257,000	15,225,644

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a),(t)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	304,275	300,410
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $479,611,677)			469,020,353

Senior Loans 2.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Goat Holdco LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 01/27/2032	6.913%	54,144	54,174
TransDigm, Inc.(b),(u)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.502%	345,625	345,400
Tranche M Term Loan
3-month Term SOFR + 2.500% 08/19/2032	6.502%	20,159	20,133
Total			419,707
Airlines 0.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(u)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.575%	34,571	34,701
American Airlines, Inc.(b),(u)
Term Loan
6-month Term SOFR + 2.250% 06/04/2029	6.258%	346,500	345,741
Total			380,442
Automotive 0.0%
American Axle & Manufacturing, Inc.(b),(u)
Tranche B Term Loan
6-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.096%	350,000	349,125
American Axle & Manufacturing, Inc.(b),(u),(v)
Tranche C Term Loan
3-month Term SOFR + 3.250% 02/24/2032	7.407%	32,210	32,008
Clarios Global LP(b),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/28/2032	6.913%	314,682	314,585
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
First Brands Group LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.570%	344,718	121,406
Total			817,124
Brokerage/Asset Managers/Exchanges 0.1%
Allspring Buyer LLC(b),(u)
Term Loan
3-month Term SOFR + 2.750% 11/01/2030	6.813%	35,422	35,467
Aretec Group, Inc.(b),(u)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.663%	344,770	344,715
Focus Financial Partners LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/15/2031	6.913%	289,475	289,504
GTCR Everest Borrower LLC(b),(u)
Term Loan
3-month Term SOFR + 2.750% 09/05/2031	7.064%	177,893	177,879
HighTower Holding LLC(b),(u)
Term Loan
3-month Term SOFR + 2.750% 02/03/2032	7.071%	146,603	146,328
Jefferies Finance LLC(b),(u)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.924%	238,437	238,139
June Purchaser LLC(b),(u),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/28/2031	3.000%	19,286	19,334
June Purchaser LLC(b),(u)
Term Loan
3-month Term SOFR + 3.000% 11/28/2031	7.002%	115,136	115,424
Osaic Holdings, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.000% 07/30/2032	7.163%	213,699	213,541
PEX Holdings LLC(b),(u)
Term Loan
6-month Term SOFR + 2.750% 11/26/2031	6.752%	213,878	213,788
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Russell Investments US Institutional Holdco, Inc.(b),(u),(v)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	9.308%	412,184	394,151
VFH Parent LLC(b),(u)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.663%	201,812	201,812
Total			2,390,082
Building Materials 0.1%
Cornerstone Building Brands, Inc.(b),(u)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.650%	55,474	50,343
DG Investment Intermediate Holdings 2, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/09/2032	7.913%	39,655	39,705
Foundation Building Materials, Inc.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	7.820%	343,718	343,883
Green Infrastructure Partners, Inc.(b),(u)
Term Loan
3-month Term SOFR + 2.750% 09/24/2032	6.753%	226,701	226,701
Gulfside Supply, Inc.(b),(u)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.002%	139,925	139,951
Johnstone Supply LLC(b),(u),(v)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.635%	423,998	422,937
LBM Acquisition LLC (b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	7.986%	344,738	335,844
Madison Safety & Flow LLC(b),(u),(v)
1st Lien Term Loan
3-month Term SOFR + 2.500% 09/26/2031	6.602%	248,533	248,689
Park River Holdings, Inc.(b),(u),(v)
Term Loan
3-month Term SOFR + 4.500% 09/25/2031	8.526%	90,373	90,350
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Quikrete Holdings, Inc.(b),(u)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	6.413%	343,872	343,676
QXO Building Products, Inc.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 04/30/2032	7.163%	16,190	16,313
Smyrna Ready Mix Concrete LLC(b),(u)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	7.166%	21,372	21,372
Specialty Building Products Holdings LLC(b),(u)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.013%	117,532	113,031
TKO Worldwide Holdings LLC(b),(u)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.000% 11/21/2031	6.038%	292,952	293,271
White Cap Supply Holdings LLC(b),(u)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.416%	250,000	249,947
Total			2,936,013
Cable and Satellite 0.0%
Iridium Communications, Inc.(b),(u)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	6.413%	250,000	236,390
Sunrise Financing Partnership(b),(u)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.691%	156,604	156,045
Telesat Canada(b),(u)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	7.210%	200,000	159,000
Total			551,435
Chemicals 0.1%
A-AP Buyer, Inc.(b),(u)
Term Loan
3-month Term SOFR + 2.750% 09/09/2031	6.752%	153,508	153,412
Ineos Quattro Holdings UK Ltd.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.513%	344,750	310,561

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ineos US Finance LLC(b),(u)
Term Loan
1-month Term SOFR + 3.000% 02/07/2031	7.163%	345,634	309,342
Lummus Technology Holdings V LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.663%	197,349	197,702
Olympus Water US Holding Corp.(b),(u)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.002%	320,506	317,035
Rockpoint Gas Storage Partners LP(b),(u)
Term Loan
3-month Term SOFR + 3.000% 09/18/2031	7.002%	148,875	149,274
USALCO LLC(b),(u),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 09/30/2031	1.000%	25,719	25,655
USALCO LLC(b),(u)
Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.663%	247,756	247,137
W. R. Grace Holdings LLC(b),(u)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 08/19/2032	7.002%	69,079	69,195
Total			1,779,313
Consumer Cyclical Services 0.1%
Allied Universal Holdco LLC(b),(u)
Term Loan
1-month Term SOFR + 3.250% 08/20/2032	7.513%	150,000	150,477
AmSpec Parent LLC(b),(u),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 12/22/2031	3.597%	19,980	20,043
AmSpec Parent LLC(b),(u)
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.502%	129,675	130,081
Arches Buyer, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.513%	343,686	343,847
Conservice Midco LLC(b),(u)
Term Loan
1-month Term SOFR + 2.750% 05/13/2030	6.913%	344,776	345,493
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Corporation Service Co.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	6.163%	250,523	247,704
Ensemble RCM LLC(b),(u)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.308%	95,445	95,647
Fleet Midco I Ltd.(b),(u)
Tranche B2 Term Loan
6-month Term SOFR + 2.500% 02/21/2031	6.542%	121,582	121,582
OMNIA Partners LLC(b),(u)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/25/2030	6.814%	148,500	148,476
PG Polaris Bidco SARL(b),(u),(v)
Term Loan
1-month Term SOFR + 2.750% 03/26/2031	6.913%	469,511	470,450
Prime Security Services Borrower LLC(b),(u)
Tranche B1 1st Lien Term Loan
6-month Term SOFR + 2.000% 10/13/2030	6.129%	197,137	196,534
Raven Acquisition Holdings LLC(b),(u),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	19,241	19,230
Raven Acquisition Holdings LLC(b),(u)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	7.163%	268,034	267,868
WW International, Inc.(b),(u)
Term Loan
3-month Term SOFR + 6.800% 06/24/2030	10.803%	250,000	226,250
Total			2,783,682
Consumer Products 0.0%
Bombardier Recreational Products, Inc.(b),(u)
Term Loan
1-month Term SOFR + 2.250% 01/22/2031	6.913%	343,875	344,091
Osmosis Buyer Ltd.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 07/31/2028	7.280%	250,000	250,447
Recess Holdings, Inc.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	8.069%	344,770	345,756
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SRAM LLC(b),(u)
Term Loan
1-month Term SOFR + 2.000% 02/27/2032	6.163%	52,919	52,522
Weber-Stephen Products LLC(b),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	7.528%	248,400	245,606
Total			1,238,422
Diversified Manufacturing 0.1%
Dynamo Midco BV(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.780%	59,400	59,548
EMRLD Borrower LP(b),(u)
Term Loan
3-month Term SOFR + 2.250% 05/31/2030	6.449%	328,827	327,713
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(u)
Term Loan
6-month Term SOFR + 3.750% 02/15/2029	7.916%	358,907	359,603
Madison IAQ LLC(b),(u)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.702%	344,615	344,674
Tiger Acquisition LLC(b),(u)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.635%	285,401	284,202
TK Elevator Midco GmbH(b),(u)
Tranche B Term Loan
6-month Term SOFR + 3.000% 04/30/2030	7.197%	343,921	344,671
WEC US Holdings Ltd.(b),(u)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.530%	329,417	329,506
Total			2,049,917
Electric 0.1%
Astoria Project Partners LLC/Energy LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/23/2032	6.913%	289,800	290,324
Bayonne Energy CT LLC(b),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.000% 09/22/2032	6.985%	195,046	194,559
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Carroll County Energy LLC(b),(u)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.252%	145,508	145,721
Compass Power Generation LLC(b),(u)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	7.413%	57,805	58,118
Cornerstone Generation LLC(b),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/11/2032	7.476%	150,000	150,937
EFS Cogen Holdings I LLC(b),(u)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/03/2031	7.002%	392,275	394,543
Hamilton Projects Acquiror LLC(b),(u)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.663%	142,128	142,423
Invenergy Thermal Operating I LLC(b),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.500% 05/17/2032	7.734%	55,902	56,228
Tranche C Term Loan
3-month Term SOFR + 3.500% 05/17/2032	7.734%	3,727	3,748
Lackawanna Energy Center LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/05/2032	7.250%	146,805	147,869
South Field Energy LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/29/2031	7.002%	59,274	59,323
Tranche C Term Loan
1-month Term SOFR + 3.000% 08/29/2031	7.002%	3,812	3,815
West Deptford Energy Holdings LLC(b),(u)
Term Loan
1-month Term SOFR + 4.000% 07/24/2032	8.163%	81,034	80,285
Total			1,727,893
Environmental 0.0%
EnergySolutions LLC/Envirocare of Utah LLC (b),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.413%	153,902	154,719

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GFL Environmental Services, Inc.(b),(u)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.671%	150,000	149,803
Northstar Group Services, Inc.(b),(u)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.881%	102,245	102,501
Reworld Holding Corp.(b),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.386%	412,902	412,902
Tranche C1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.386%	31,962	31,962
Tidal Waste & Recycling Holdings LLC(b),(u)
Term Loan
3-month Term SOFR + 3.000% 10/24/2031	7.002%	59,700	59,999
Total			911,886
Finance Companies 0.0%
Osttra Group Ltd.(b),(u),(v)
1st Lien Term Loan
1-month Term SOFR + 3.500% 05/20/2032	7.833%	445,613	447,841
Red SPV LLC(b),(u)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	6.386%	52,369	52,249
Total			500,090
Food and Beverage 0.1%
A-AG US GSI Bidco, Inc.(b),(u)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.002%	107,792	107,253
Aramark Intermediate HoldCo Corp.(b),(u)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.913%	350,000	350,000
Aspire Bakeries Holdings LLC(b),(u)
Term Loan
1-month Term SOFR + 3.500% 12/23/2030	7.663%	104,914	105,209
CHG PPC Parent LLC(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.278%	72,682	72,728
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dechra Pharmaceuticals Holdings Ltd.(b),(u),(v)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 01/27/2032	7.447%	398,750	399,332
Froneri International Ltd.(b),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/02/2032		300,000	299,202
Golden State Foods LLC(b),(u),(v)
Term Loan
3-month Term SOFR + 4.000% 12/04/2031	8.002%	329,962	330,950
Primo Brands Corp.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	6.252%	493,436	493,169
Sazerac Co., Inc.(b),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 07/09/2032	6.700%	398,692	400,909
Utz Quality Foods LLC(b),(u),(v)
1st Lien Term Loan
3-month Term SOFR + 2.500% 01/29/2032	6.502%	300,000	299,850
Total			2,858,602
Gaming 0.1%
ECL Entertainment LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	7.163%	143,494	143,243
Entain PLC(b),(u),(v)
Tranche B6 Term Loan
3-month Term SOFR + 2.250% 10/31/2029	6.370%	395,626	395,155
Fertitta Entertainment LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	7.413%	249,354	248,915
Flutter Entertainment PLC(b),(u)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.752%	343,875	342,414
3-month Term SOFR + 2.000% 06/04/2032	6.002%	103,834	103,633
HRNI Holdings LLC(b),(u)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.402%	311,719	302,888
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Jack Ohio Finance LLC(b),(u)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	8.163%	59,700	59,163
Ontario Gaming GTA LP(b),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.240%	305,720	297,838
Peninsula PAC Entertainment LLC(b),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 4.750% 08/13/2032	8.735%	97,042	96,799
3-month Term SOFR + 4.750% 08/13/2032	9.107%	22,744	22,687
Penn Entertainment, Inc.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 05/03/2029	6.663%	343,782	343,352
Scientific Games Holdings LP (b),(u)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	7.286%	345,623	342,557
Voyager Parent LLC(b),(u)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% 07/01/2032	8.752%	167,136	167,366
Total			2,866,010
Health Care 0.1%
ACP TARA Holdings, Inc.(b),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/17/2032	7.500%	170,748	170,748
CHG Healthcare Services, Inc.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% 09/29/2028	7.046%	249,375	249,363
Mamba Purchaser, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/14/2031	6.885%	117,006	117,226
Medline Borrower LP(b),(u)
Term Loan
1-month Term SOFR + 2.000% 10/23/2030	6.163%	195,243	195,122
Parexel International, Inc.(b),(u)
Term Loan
1-month Term SOFR + 2.500% 11/15/2028	6.663%	330,530	330,702
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Resonetics LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	7.064%	391,025	390,494
Star Parent, Inc.(b),(u)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.002%	344,750	344,605
Surgery Center Holdings, Inc.(b),(u)
Term Loan
1-month Term SOFR + 2.500% 12/19/2030	6.663%	344,761	344,826
Upstream Newco, Inc.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	8.820%	343,718	294,095
WS Audiology A/S(b),(u)
Tranche B8 Term Loan
3-month Term SOFR + 3.500% 02/28/2029	7.810%	221,556	220,632
Total			2,657,813
Healthcare Insurance 0.0%
Alera Group, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 05/30/2032	7.413%	49,897	50,060
Home Construction 0.0%
Construction Partners, Inc.(b),(u)
Term Loan
1-month Term SOFR + 2.500% 11/03/2031	6.663%	398,995	399,869
Tecta America Corp.(b),(u)
Term Loan
1-month Term SOFR + 3.000% 02/18/2032	7.163%	46,504	46,640
Total			446,509
Independent Energy 0.0%
Hilcorp Energy I LP(b),(u)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.150%	59,700	59,700
Leisure 0.0%
Alterra Mountain Co.(b),(u)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.663%	77,292	77,341

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.663%	318,719	318,586
Bulldog Purchaser, Inc.(b),(u),(v)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	8.036%	352,093	353,413
Cinemark USA, Inc.(b),(u),(v)
Term Loan
3-month Term SOFR + 2.250% 05/24/2030	6.366%	393,908	393,825
Crown Finance US, Inc.(b),(u)
Term Loan
1-month Term SOFR + 4.500% 12/02/2031	8.780%	126,545	126,182
EOC Borrower LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 03/24/2032	7.163%	44,888	44,865
Total			1,314,212
Life Insurance 0.0%
OneDigital Borrower LLC(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/02/2031	7.163%	176,738	176,521
Lodging 0.0%
SGH2 LLC(b),(u)
Term Loan
6-month Term SOFR + 4.500% 08/18/2032	8.508%	81,035	81,034
Turquoise Topco Ltd.(b),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/13/2032	7.601%	397,552	397,803
Total			478,837
Media and Entertainment 0.1%
Cengage Learning, Inc.(b),(u)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.686%	247,506	246,707
Creative Artists Agency LLC(b),(u)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.663%	345,638	345,998
Plano Holdco, Inc.(b),(u),(v)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.502%	395,982	387,582
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Playtika Holding Corp.(b),(u)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.028%	343,702	338,051
Univision Communications, Inc.(b),(u),(v)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.528%	395,545	391,245
Total			1,709,583
Midstream 0.1%
CQP Holdco LP(b),(u)
Term Loan
3-month Term SOFR + 2.000% 12/31/2030	6.002%	346,511	346,459
Epic Crude Services LP(b),(u)
Term Loan
3-month Term SOFR + 2.500% 10/15/2031	6.828%	181,908	181,908
GIP Pilot Acquisition Partners LP(b),(u)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	6.286%	340,954	340,208
ITT Holdings LLC(b),(u)
Term Loan
1-month Term SOFR + 2.475% 10/11/2030	6.638%	399,000	398,876
Oryx Midstream Services Permian Basin LLC(b),(u)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	6.416%	343,901	343,705
WhiteWater DBR Holdco LLC(b),(u)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.313%	308,256	308,450
Total			1,919,606
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(b),(u)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	6.223%	24,812	24,735
Oil Field Services 0.0%
MRC Global US, Inc.(b),(c),(u)
Term Loan
1-month Term SOFR + 3.500% 10/29/2031	7.663%	214,960	214,960
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
19th Holdings Golf LLC(b),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.573%	249,356	248,186
Acuren Delaware Holdco, Inc.(b),(u)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	6.913%	220,598	220,763
Apex Group Treasury LLC(b),(u)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.755%	266,547	260,217
BCP VI Summit Holdings LP(b),(u)
Term Loan
1-month Term SOFR + 3.000% 01/30/2032	7.155%	51,562	51,740
Hunter Douglas Holding BV(b),(u)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 01/17/2032	7.252%	313,368	313,368
Opal Bidco SAS(b),(u)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 04/28/2032	7.252%	162,991	163,317
Total			1,257,591
Other Industry 0.0%
Artera Services LLC(b),(u)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.502%	81,805	72,870
Brand Industrial Services, Inc.(b),(u)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.796%	16,417	14,841
Catawba Nation Gaming Authority(b),(u)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/29/2032	8.913%	144,349	147,417
Chariot Buyer LLC(b),(u),(v)
1st Lien Term Loan
1-month Term SOFR + 3.000% 09/08/2032	7.163%	269,654	269,767
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Grant Thornton Advisors LLC(b),(u)
Term Loan
1-month Term SOFR + 2.500% 06/02/2031	6.663%	184,287	183,032
1-month Term SOFR + 2.750% 06/02/2031	6.913%	82,984	82,793
MRP Buyer LLC(b),(u),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/04/2032	5.017%	29,329	28,807
MRP Buyer LLC(b),(u)
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	7.252%	230,443	226,338
Pinnacle Buyer LLC(b),(u),(v)
Term Loan
3-month Term SOFR + 1.000% 09/10/2032	1.000%	16,129	16,149
Tranche B Term Loan
3-month Term SOFR + 2.500% 09/10/2032	6.485%	83,871	83,976
WireCo WorldGroup, Inc.(b),(u)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	8.082%	249,365	243,443
Total			1,369,433
Other REIT 0.0%
OEG Borrower LLC(b),(u)
Term Loan
1-month Term SOFR + 3.500% 06/30/2031	7.636%	55,139	55,277
Packaging 0.1%
Anchor Packaging LLC(b),(u),(v)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/18/2029	7.386%	374,825	376,152
Charter Next Generation, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 11/29/2030	6.925%	294,588	295,392
Clydesdale Acquisition Holdings, Inc.(b),(u),(v)
Delayed Draw Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.250% 04/01/2032	3.375%	1,718	1,715
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.250% 04/01/2032	7.413%	196,318	195,963

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(b),(u)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.338%	347,728	347,140
LC Ahab US Bidco LLC(b),(u)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	7.163%	152,875	152,684
Owens-Brockway Glass Container, Inc.(b),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.000% 09/30/2032	3.000%	148,456	148,085
Total			1,517,131
Paper 0.0%
Verde Purchaser LLC(b),(u)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	8.002%	198,000	195,745
Pharmaceuticals 0.0%
Amneal Pharmaceuticals LLC(b),(u)
Term Loan
1-month Term SOFR + 3.500% 08/01/2032	7.663%	133,857	133,634
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC(b),(u)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.666%	435,750	434,486
Asurion LLC(b),(u)
Tranche B13 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.413%	99,647	98,942
Broadstreet Partners, Inc.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/13/2031	6.913%	195,827	195,981
Hub International Ltd.(b),(u)
Term Loan
3-month Term SOFR + 2.250% 06/20/2030	6.575%	394,609	395,090
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(u)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.663%	344,761	344,223
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Truist Insurance Holdings LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	6.752%	413,642	412,997
USI, Inc.(b),(u)
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	6.252%	398,992	398,462
Total			2,280,181
Restaurants 0.1%
Dave & Buster’s, Inc.(b),(u)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.563%	219,156	201,829
Flynn Restaurant Group LP(b),(u),(v)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.913%	549,624	550,141
IRB Holding Corp.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.663%	345,638	345,655
Whatabrands LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.663%	443,258	443,484
Total			1,541,109
Retailers 0.1%
Beach Acquisition Bidco LLC(b),(u)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 09/12/2032	7.308%	300,000	301,251
Belron Finance 2019 LLC(b),(u)
Term Loan
3-month Term SOFR + 2.500% 10/16/2031	6.742%	140,859	141,476
Great Outdoors Group LLC(b),(u)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.413%	392,939	392,448
Harbor Freight Tools USA, Inc.(b),(u)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	6.413%	72,412	71,054
Lavender Dutch Borrow BV(b),(u),(v)
Term Loan
3-month Term SOFR + 3.250% 09/27/2032	7.393%	140,208	140,208
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mavis Tire Express Services Topco Corp.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.000% 05/04/2028	7.199%	394,261	394,032
PetSmart LLC(b),(u),(v)
Term Loan
1-month Term SOFR + 4.000% 08/18/2032	8.136%	443,734	436,803
Restoration Hardware, Inc.(b),(u),(v)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.778%	300,000	291,624
Total			2,168,896
Technology 0.5%
Access CIG LLC(b),(u),(v)
Term Loan
1-month Term SOFR + 4.000% 08/18/2030	8.026%	367,027	367,691
Adeia, Inc.(b),(c),(u)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.663%	260,684	261,661
Ahead DB Holdings LLC(b),(u)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 02/01/2031	6.752%	397,877	398,076
Applied Systems, Inc.(b),(u)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.250% 02/24/2031	6.252%	148,876	148,918
Ascend Learning LLC(b),(u)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.163%	387,008	386,442
athenahealth Group, Inc.(b),(u)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	6.913%	344,714	343,853
Barracuda Parent LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.808%	194,198	162,132
BCPE Pequod Buyer, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.000% 11/25/2031	7.163%	130,291	130,453
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Boxer Parent Co., Inc.(b),(u)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	7.199%	340,519	339,774
Camelot US Acquisition LLC(b),(u)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	6.913%	175,459	174,308
Central Parent LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.252%	197,005	169,970
Cloud Software Group, Inc.(b),(u)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 08/13/2032	7.252%	238,134	238,812
Cloudera, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	8.013%	343,766	337,606
CoreLogic, Inc.(b),(u),(v)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.778%	547,672	547,158
Cornerstone OnDemand, Inc.(b),(u),(v)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	8.028%	548,966	526,838
Cotiviti, Inc.(b),(u)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	7.030%	344,767	338,303
DS Admiral Bidco LLC(b),(u)
Term Loan
1-month Term SOFR + 4.250% 06/26/2031	8.413%	147,426	147,180
Ellucian Holdings, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/09/2029	6.913%	280,378	280,205
Flash Charm, Inc.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	7.796%	198,705	173,370
Fortress Intermediate 3, Inc.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	7.255%	403,758	404,767

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Genesys Cloud Services Holdings I LLC(b),(u)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.663%	384,046	381,246
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b),(u)
Term Loan
3-month Term SOFR + 3.000% 07/18/2030	7.002%	183,233	183,272
Icon Parent I, Inc.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.753%	232,103	231,704
Idemia Group SAS(b),(u)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.252%	394,623	394,130
IGT Holding IV AB(b),(u)
Tranche B5 Term Loan
3-month Term SOFR + 3.500% 09/01/2031	7.502%	345,501	347,229
Informatica LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.250% 10/27/2028	6.413%	248,711	249,022
ION Platform Finance US, Inc.(b),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 3.750% 09/30/2032	7.685%	359,324	356,180
KnowBe4, Inc.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	8.068%	139,778	139,778
Leia Finco US LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.570%	259,898	259,698
McAfee Corp.(b),(u)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.223%	345,627	329,535
Mitchell International, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.413%	435,610	434,960
Neptune BidCo US, Inc.(b),(u)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	9.179%	250,000	237,500
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Consumer, Inc.(b),(u)
Term Loan
1-month Term SOFR + 2.500% 10/31/2030	6.663%	148,878	148,320
Peraton Corp.(b),(u)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.013%	248,009	208,732
PointClickCare Technologies, Inc.(b),(u)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	6.752%	199,499	199,610
Project Boost Purchaser LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	7.068%	310,671	309,701
Proofpoint, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.163%	348,647	349,556
Rocket Software, Inc.(b),(u),(v)
Term Loan
1-month Term SOFR + 3.750% 11/28/2028	7.913%	396,283	396,334
Sabre GLBL, Inc.(b),(u),(v)
Tranche B2 Term Loan
3-month Term SOFR + 5.000% 06/30/2028	9.452%	250,000	233,750
Sanmina Corp.(b),(u),(v)
Tranche B Term Loan
3-month Term SOFR + 2.000% 08/06/2032	6.355%	129,062	128,740
Sophos Holdings SARL(b),(u),(v)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.778%	504,625	504,438
Sovos Compliance LLC(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.250% 08/13/2029	7.413%	344,699	345,013
Storable, Inc.(b),(u),(v)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	7.413%	256,644	257,126
UKG, Inc.(b),(u)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/10/2031	6.810%	429,289	428,736
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ultra Clean Holdings, Inc.(b),(u)
Term Loan
1-month Term SOFR + 2.750% 02/25/2028	6.913%	147,657	148,088
Virtusa Corp.(b),(u)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.413%	391,963	386,573
VS Buyer LLC(b),(u)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	6.560%	350,000	349,016
World Wide Technology Holding Co. LLC(b),(u)
Term Loan
1-month Term SOFR + 2.000% 03/01/2030	6.158%	249,375	249,687
Total			14,065,191
Transportation Services 0.1%
Apple Bidco LLC(b),(u)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.663%	394,545	394,403
Beacon Mobility Corp.(b),(u),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 08/06/2030	4.423%	33,923	34,008
Beacon Mobility Corp.(b),(u)
Term Loan
3-month Term SOFR + 3.250% 08/06/2030	7.252%	247,638	248,257
Brown Group Holding LLC(b),(u),(v)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/01/2031	6.992%	395,634	396,279
First Student Bidco, Inc.(b),(u)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/15/2030	6.711%	217,697	217,697
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
3-month Term SOFR + 2.500% 08/15/2030	6.711%	63,297	63,323
Student Transportation Of America Holdings, Inc.(b),(u)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/24/2032	7.376%	3,250	3,257
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/24/2032	7.253%	45,393	45,493
Total			1,402,717
Wireless 0.0%
Crown Subsea Communications Holding, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.500% 01/30/2031	7.663%	346,500	348,319
Total Senior Loans (Cost $60,190,257)			59,598,378

Call Option Contracts Purchased 0.3%
Value ($)
(Cost $9,942,243)	7,608,283

Put Option Contracts Purchased 0.2%

(Cost $11,025,938)	6,739,832

Money Market Funds 4.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(m),(x)	139,297,386	139,255,597
Total Money Market Funds (Cost $139,252,697)		139,255,597
Total Investments in Securities (Cost: $3,190,736,493)		3,133,800,488
Other Assets & Liabilities, Net		(289,682,592)
Net Assets		2,844,117,896
At September 30, 2025, securities and/or cash totaling $1,330,000 were pledged as collateral.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,454,200 EUR	6,411,521 USD	Citi	10/10/2025	4,687	—
14,203,378 EUR	16,646,935 USD	Citi	10/10/2025	—	(37,215)
Total				4,687	(37,215)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	1,479	12/2025	EUR	362,262,563	—	(66,639)
U.S. Long Bond	164	12/2025	USD	19,121,375	494,364	—
U.S. Long Bond	968	12/2025	USD	112,862,750	—	(234,666)
U.S. Treasury 10-Year Note	4,216	12/2025	USD	474,300,000	1,375,365	—
U.S. Treasury 10-Year Note	840	12/2025	USD	94,500,000	—	(646,230)
U.S. Treasury 5-Year Note	2,872	12/2025	USD	313,608,939	—	(86,510)
U.S. Treasury Ultra Bond	177	12/2025	USD	21,251,063	633,171	—
U.S. Treasury Ultra Bond	107	12/2025	USD	12,846,688	—	(100,542)
Total					2,502,900	(1,134,587)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(101)	12/2025	EUR	(12,985,570)	—	(36,704)
U.S. Treasury 2-Year Note	(1,479)	12/2025	USD	(308,221,290)	279,766	—
U.S. Treasury 2-Year Note	(1,145)	12/2025	USD	(238,616,212)	—	(2,061)
U.S. Treasury Ultra 10-Year Note	(1,216)	12/2025	USD	(139,935,000)	—	(1,155,125)
Total					279,766	(1,193,890)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.80	10/14/2025	1,055,000	664,290
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.50	06/05/2026	2,758,500	2,302,320
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	107,348,000	107,348,000	3.50	06/11/2026	1,771,242	1,669,154
30-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	30,891,200	30,891,200	3.80	10/29/2025	1,513,669	193,626
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	110,000,000	110,000,000	3.15	03/31/2026	799,334	729,399
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	50,000,000	50,000,000	3.75	05/14/2026	955,000	1,133,615
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	112,959,875	112,959,875	3.10	07/09/2026	1,089,498	915,879
Total							9,942,243	7,608,283

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	40,000,000	40,000,000	3.75	12/04/2025	408,000	298,032
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	100,000,000	100,000,000	4.00	11/21/2025	896,700	14,500
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	65,000,000	65,000,000	3.50	10/03/2025	763,750	10,030
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	172,500,000	172,500,000	3.50	02/27/2026	1,121,250	1,108,174
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	100,000,000	100,000,000	3.35	03/18/2026	797,500	1,011,210
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	122,290,588	122,290,588	3.50	10/06/2025	1,320,738	32,346
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	100,000,000	100,000,000	3.55	12/29/2025	930,000	353,870
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	300,000,000	300,000,000	3.40	08/05/2026	4,788,000	3,911,670
Total							11,025,938	6,739,832

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
30-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(30,891,200)	(30,891,200)	3.60	10/29/2025	(139,937)	(43,532)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(110,000,000)	(110,000,000)	2.65	03/31/2026	(222,934)	(218,999)
Total							(362,871)	(262,531)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	604,306	(2,500)	650,715	—	—	(48,909)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	9,000,000	1,087,751	(4,500)	2,107,468	—	—	(1,024,217)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	7,800,000	1,312,400	(3,900)	2,001,764	—	—	(693,264)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	3,700,000	447,186	(1,850)	519,621	—	—	(74,285)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	3,305,994	(8,500)	640,479	—	2,657,015	—

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Credit default swap contracts - buy protection (continued)
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	447,186	(1,850)	114,881	—	330,455	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	777,881	(2,000)	215,576	—	560,305	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	7,750,000	1,224,448	(3,875)	1,709,297	—	—	(488,724)
Total							9,207,152	(28,975)	7,959,801	—	3,547,775	(2,329,399)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 45	Morgan Stanley	12/20/2030	5.000	Quarterly	USD	45,500,000	23,544	—	—	23,544	—

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.633	USD	15,000,000	(1,863,460)	7,500	—	(2,243,938)	387,978	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.633	USD	5,000,000	(621,154)	2,500	—	(746,580)	127,926	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	24.609	USD	10,000,000	(1,944,702)	5,000	—	(1,999,454)	59,752	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	24.609	USD	10,000,000	(1,944,702)	5,000	—	(1,548,845)	—	(390,857)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	30.225	USD	7,325,096	(1,607,472)	3,663	—	(1,387,804)	—	(216,005)
Total								(7,981,490)	23,663	—	(7,926,621)	575,656	(606,862)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $1,166,506,372, which represents 41.01% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2025.
(c)	Valuation based on significant unobservable inputs.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of September 30, 2025 and is not reflective of the cash flow payments.  The security is represented in shares.

(e)	Represents a security purchased on a when-issued basis.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

(h)	Perpetual security with no specified maturity date.
(i)	Represents a security in default.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)
The Fund’s committed equity ownership interest in the joint venture is 23% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

(m)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	126,932,999	859,747,415	(847,427,717)	2,900	139,255,597	(11,993)	4,775,043	139,297,386
Itasca Park LLC
	—	461,000	—	—	461,000	—	—	—
Itasca Park LLC - Unfunded
	—	22,589,000	—	—	22,589,000	—	—	—
Total	126,932,999			2,900	162,305,597	(11,993)	4,775,043

(n)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2025, the total value of these securities amounted to $23,050,000, which represents 0.81% of total net assets.

(o)	Non-income producing investment.
(p)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2025, the total market value of these securities amounted to $23,050,000, which represents 0.81% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Itasca Park LLC	09/02/25	—	461,000	461,000
Itasca Park LLC - Unfunded	07/28/25	—	22,589,000	22,589,000
			23,050,000	23,050,000

(q)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at September 30, 2025:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Federal National Mortgage Association
10/14/2055 3.000%	(12,000,000)	10/14/2025	(10,560,469)	(10,538,414)

(r)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(s)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(t)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(u)
The stated interest rate represents the weighted average interest rate at September 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(v)	Represents a security purchased on a forward commitment basis.
(w)
At September 30, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
AmSpec Parent LLC Delayed Draw Term Loan 12/22/2031 3.597%	12,000
Beacon Mobility Corp. Delayed Draw Term Loan 08/06/2030 4.423%	13,230
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 3.000%	19,286
MRP Buyer LLC Delayed Draw Term Loan 06/04/2032 5.017%	11,648
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	19,241
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	25,719

(x)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7012_12_D01_(11/25)